Share-Based Compensation (Details 2) - Stock Option [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Allocated Share-based Compensation Expense	¥ 11,950	$ 1,845	¥ 34,932	¥ 15,885
Cost of Sales [Member]
Allocated Share-based Compensation Expense	1,525	235	4,748	3,314
Selling and Marketing Expense [Member]
Allocated Share-based Compensation Expense	2,721	420	7,558	2,582
General and Administrative Expense [Member]
Allocated Share-based Compensation Expense	6,409	990	18,603	6,949
Research and Development Expense [Member]
Allocated Share-based Compensation Expense	¥ 1,295	$ 200	¥ 4,023	¥ 3,040